Loans (Details)												6 Months Ended			12 Months Ended
	Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Aug. 14, 2023 USD ($)	Aug. 14, 2023 CNY (¥)	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 USD ($)	Apr. 23, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Nov. 27, 2025 USD ($)	Nov. 27, 2025 CNY (¥)	Sep. 29, 2025 USD ($)	Sep. 29, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	May 29, 2025 USD ($)	May 29, 2025 CNY (¥)	Feb. 21, 2025 USD ($)	Feb. 21, 2025 CNY (¥)	Feb. 11, 2025 USD ($)	Feb. 11, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 25, 2024 USD ($)	Dec. 25, 2024 CNY (¥)	Dec. 02, 2024 USD ($)	Dec. 02, 2024 CNY (¥)	Sep. 29, 2024	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Apr. 17, 2024 USD ($)	Apr. 17, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Jan. 30, 2024 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Nov. 22, 2023 USD ($)	Nov. 22, 2023 CNY (¥)	Oct. 21, 2023 USD ($)	Oct. 21, 2023 CNY (¥)	Aug. 14, 2023 CNY (¥)	May 10, 2023 CNY (¥)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Mar. 09, 2023 CNY (¥)	Feb. 14, 2023 USD ($)	Feb. 14, 2023 CNY (¥)	Jan. 06, 2023 USD ($)	Jan. 06, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Loans [Line Items]
Long-term loans												$ 9,400,000																$ 6,100,000
Short-term loan for working capital												9,396,513												$ 418,784	¥ 3,000,000			6,079,252
Remaining loan amount																												243,075
Repayment of additional loan amount | ¥													¥ 20,000
Interest expenses on short term debt												170,000		$ 128,000
Interest expense short term loan												0		$ 155,000
Rural Commercial Bank of Shandong [Member]
Loans [Line Items]
Loans bear interest																																												4.35%	4.35%
Outstanding balance												1,947,345									¥ 13,950,000							1,900,000	¥ 13,960,000															$ 704,235	¥ 5,000,000
Patents valued																																												$ 2,200,000	¥ 16,000,000
Annual interest rate								4.10%																																										4.10%
Short-term loan for working capital								$ 1,920,000																																										¥ 14,000,000
Pledged value								$ 4,230,000																																										¥ 30,850,000
Annual interest rate								4.10%																																										4.10%
Working capital								$ 1,920,000																																										¥ 14,000,000
Maturity date								Apr. 27, 2026	Apr. 27, 2026
Semi-annual installments								$ 1,370	¥ 10,000
Balloon payment								1,910,000																																										13,940,000
Collaterals secure amount								4,230,000																																										¥ 30,850,000
Repayment of additional loan amount												$ 1,379	10,000
Repayment of short term debt								$ 1,370	¥ 10,000
Outstanding balance																												1,900,000	13,960,000
Rural Commercial Bank of Shandong [Member] | Forecast [Member]
Loans [Line Items]
Renewed loan																	$ 697,973	¥ 5,000,000
Annual interest rate																	4.35%	4.35%
Collaterals secure amount																			$ 6,000,000	¥ 43,100,000
Postal Savings Bank of China [Member]
Loans [Line Items]
Annual interest rate																																																										5.00%	5.00%
Borrowed loans																																																										$ 704,235	¥ 5,000,000
Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Outstanding balance				$ 760,574																																												¥ 5,400,000				$ 633,812	¥ 4,500,000
Annual interest rate				4.35%																																												4.35%				4.35%	4.35%
Pledged accounts receivable				$ 1,100,000	¥ 7,800,000
Bank of Beijing [Member]
Loans [Line Items]
Loans bear interest																														3.10%	3.10%																									4.30%	4.30%
Outstanding balance																														$ 977,162	¥ 7,000,000											$ 422,541	¥ 3,000,000													$ 422,541	¥ 3,000,000
Annual interest rate																																										4.30%	4.30%
Construction in progress																																																								$ 729,000	¥ 5,320,000
Bank of Rizhao [Member]
Loans [Line Items]
Loans bear interest												3.50%									3.50%
Outstanding balance																																					$ 1,095,996	¥ 8,000,000																$ 704,235	¥ 5,000,000
Annual interest rate												3.70%									3.70%																																	5.50%	5.50%
Short-term loan for working capital																																																						$ 140,847	¥ 1,000,000
Short-term loan for purchase																																																						$ 563,388	¥ 4,000,000
Outstanding loan												$ 697,973									¥ 5,000,000
Land use right												675,000									4,836,000
Agricultural Bank of China [Member]
Loans [Line Items]
Outstanding balance																																$ 1,340,108	¥ 9,600,000													$ 1,352,132	¥ 9,600,000
Annual interest rate																																		3.90%												3.80%	3.80%
Pledged value																																														$ 2,070,000.00	¥ 14,805,100
China Minsheng Bank [Member]
Loans [Line Items]
Outstanding balance																																			$ 1,369,994	¥ 10,000,000
Annual interest rate																																			4.00%	4.00%
Outstanding loan												697,973									5,000,000					$ 279,189	¥ 2,000,000	684,997	5,000,000
Repaid amount	$ 684,997	¥ 5,000,000
Accounts receivable												$ 2,480,000									¥ 17,777,592
Annual interest rate												3.30%									3.30%					3.30%	3.30%
Additional loan												$ 418,784	3,000,000
Weihai City Commercial Bank [Member]
Loans [Line Items]
Outstanding balance																																							$ 1,095,996	¥ 8,000,000
Annual interest rate																																							3.75%	3.75%
XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. [Member]
Loans [Line Items]
Annual interest rate																						3.50%	3.50%
Principal amount																						$ 837,568	¥ 6,000,000
Bank of Weifang [Member]
Loans [Line Items]
Repaid amount												41,368	300,000		$ 1,230,000	¥ 9,000,000
Annual interest rate						4.00%				4.00%																																							4.00%		4.00%
Working capital						$ 1,230,000				$ 1,370,000																																							¥ 9,000,000		¥ 10,000,000
Maturity date						Apr. 22, 2026	Apr. 22, 2026			Apr. 22, 2026	Apr. 22, 2026
Semi-annual installments						$ 2,758	¥ 20,000			$ 13,700	¥ 100,000
Balloon payment						1,220,000				1,300,000																																							8,900,000		9,500,000
Collaterals secure amount						1,370,000				$ 1,370,000																																							10,000,000		¥ 10,000,000
Remaining loan amount						$ 1,220,000						1,245,184									¥ 8,920,000							137,000	1,000,000																				¥ 8,900,000
Repayment of additional loan amount												2,758
Repayments of Long-Term Debt															$ 1,230,000	¥ 9,000,000
Shenzhen Qianhai WeBank Co., Ltd [Member]
Loans [Line Items]
Outstanding balance																												274,000	2,000,000
Annual interest rate			6.29%																																						6.29%
Short-term loan for working capital			$ 410,998																																						¥ 3,000,000
Annual interest rate			6.29%																																						6.29%
Working capital			$ 410,998																																						¥ 3,000,000
Maturity date			Feb. 01, 2026
Repayment of short term debt												118,194	857,143
Reducing balance												$ 159,538	¥ 1,142,857
Outstanding balance																												274,000	2,000,000
Bank of Weifang One [Member]
Loans [Line Items]
Annual interest rate						4.00%																																											4.00%
Working capital						$ 1,230,000																																											¥ 9,000,000
Semi-annual installments						2,740	¥ 20,000
Balloon payment						1,220,000
Collaterals secure amount						$ 1,370,000																																											¥ 10,000,000
Remaining loan amount																												1,220,000	8,900,000
Chief Executive Officer [Member]
Loans [Line Items]
Annual interest rate												3.30%									3.30%
Maturity date												Sep. 03, 2026	Sep. 03, 2026
Chief Executive Officer [Member] | China Minsheng Bank [Member]
Loans [Line Items]
Accounts receivable																												$ 2,480,000	¥ 17,777,592
Minimum [Member]
Loans [Line Items]
Loans bear interest												3.10%									3.10%
Minimum [Member] | XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. [Member]
Loans [Line Items]
Borrowings																						139,595	1,000,000
Minimum [Member] | Bank of Weifang [Member]
Loans [Line Items]
Remaining loan amount												$ 97,716									¥ 700,000
Minimum [Member] | Notes Payable to Banks [Member] | Credit Line and Loan Agreements [Member]
Loans [Line Items]
Weighted average interest rate for short-term loans												3.89%									3.89%
Maximum [Member]
Loans [Line Items]
Loans bear interest												6.29%									6.29%
Maximum [Member] | XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. [Member]
Loans [Line Items]
Borrowings																						$ 697,973	¥ 5,000,000
Maximum [Member] | Notes Payable to Banks [Member] | Credit Line and Loan Agreements [Member]
Loans [Line Items]
Weighted average interest rate for short-term loans														4.24%